United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00179

Central Securities Corporation

(Exact name of registrant as specified in charter)

630 Fifth Avenue, Eighth Floor

New York, N.Y. 10111

(Address of principal executive offices)

Registrant’s telephone number including area code: 212-698-2020

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

CENTRAL SECURITIES CORPORATION

Statement of Investments

September 30, 2012

(Unaudited)

COMMON STOCKS 95.7%

Shares		Value
	Banking and Finance 4.4%
925,000	The Bank of New York Mellon Corporation	$ 20,923,500
100,000	JPMorgan Chase & Co.	4,048,000
		24,971,500

	Commercial Services 1.7%
488,712	Heritage-Crystal Clean, Inc. (a)	9,700,933

	Diversified Industrial 10.4%
740,000	Brady Corporation Class A	21,667,200
200,000	General Electric Company	4,542,000
100,000	Precision Castparts Corporation	16,334,000
145,000	Roper Industries, Inc.	15,934,050
		58,477,250

	Energy 9.3%
350,000	Canadian Oil Sands Ltd.	7,479,500
200,000	Devon Energy Corporation	12,100,000
2,000,000	GeoMet, Inc. (a)(b)	340,000
627,200	McMoRan Exploration Co. (a)	7,369,600
280,000	Murphy Oil Corporation	15,033,200
320,000	QEP Resources, Inc.	10,131,200
		52,453,500

	Health Care 3.0%
100,000	Johnson & Johnson	6,891,000
100,000	Medtronic, Inc.	4,312,000
100,000	Merck & Co. Inc.	4,509,500
228,000	Vical Inc. (a)	987,240
		16,699,740

	Insurance 29.7%
69,780	The Plymouth Rock Company, Inc.
	Class A (b)(d)	167,472,000

	Retailing 2.7%
20,000	Aerogroup International, Inc. (a)(d)	366,800
400,000	Tesco PLC ADR	6,472,000
220,000	Walgreen Co.	8,016,800
		14,855,600

Shares		Value
	Semiconductor 13.4%
600,000	Analog Devices, Inc.	$ 23,505,000
900,000	CEVA, Inc. (a)	12,942,000
1,490,000	Intel Corporation	33,755,950
1,500,000	Mindspeed Technologies, Inc. (a)	5,190,000
		75,392,950

	Software and Services 5.1%
1,368,543	Convergys Corporation	21,445,069
990,000	Xerox Corporation	7,266,600
		28,711,669

	Technology Hardware and Equipment 14.6%
590,000	Agilent Technologies, Inc.	22,685,500
801,000	Coherent, Inc. (a)	36,733,860
500,000	Flextronics International Ltd. (a)	3,000,000
200,000	Motorola Solutions, Inc.	10,110,000
1,190,000	RadiSys Corporation (a)	4,284,000
3,000,000	Sonus Networks, Inc. (a)	5,655,000
		82,468,360

	Telecommunication Services 1.4%
145,425	Primus Telecommunications Group, Inc. (a)	2,220,640
200,000	Vodafone Group Plc ADR	5,700,000
		7,920,640

	Total Common Stocks (cost $299,627,024)	539,124,142

PREFERRED STOCKS 0.2%

	Energy 0.2%
260,785	GeoMet, Inc. Series A Convertible Redeemable Preferred Stock (b)(c)	1,173,532

	Total Preferred Stocks (cost $2,027,220)	1,173,532

	Total Investments (cost $301,654,244)(e)(95.9%)	540,297,674
	Cash, receivables and other assets less liabilities (4.1%)	23,328,380
	Net Assets (100%)	$563,626,054

(a) Non-dividend paying.

(b) Affiliate as defined in the Investment Company Act of 1940.

(c) Valued based on Level 2 Inputs – See Note 2.

(d) Valued based on Level 3 Inputs – See Note 2.

(e) Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to statement of investments.

CENTRAL SECURITIES CORPORATION

NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation – Marketable common and preferred stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors.

As of September 30, 2012, the tax cost of investments was $301,654,244. Net unrealized appreciation was $238,643,430 consisting of gross unrealized appreciation and gross unrealized depreciation of $292,866,365 and $54,222,935, respectively.

2. Fair Value Measurements – The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•	Level 1 – Quoted prices in active markets for identical investments;
•	Level 2 – Other significant observable assumptions obtained from independent sources, for example, quoted prices for similar investments, or the use of models or other valuation methodologies;
•	Level 3 – Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. Investments categorized as Level 3 include securities in which there is little, if any, market activity. The Corporation’s Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

The Corporation’s investments as of September 30, 2012 are classified as shown below:

	Level 1	Level 2	Level 3	Total
Common stocks	$371,285,342	-	$167,838,800	$539,124,142
Preferred stocks	-	$1,173,532	-	1,173,532
	________________________	____________________	________________________	__________________________
Total investments	$371,285,342	$1,173,532	$167,838,800	$540,297,674

The Corporation’s investment in GeoMet, Inc. Series A Preferred Stock will transfer from Level 1 to Level 2 if there are no actual market trades in the security on a valuation date. The security will transfer back to Level 1 if there are market trades on a subsequent valuation date. On September 30, 2012 and on December 31, 2011, this investment was considered Level 2, and its value was based on the closing bid price. There were no other transfers of investments between Levels 1, 2 and 3 during the nine months ended September 30, 2012.

The following is a reconciliation of the change in the value of Level 3 investments:

Balance at December 31, 2011	$168,126,800
Net realized gains and change in net unrealized
appreciation of investments included in net
decrease in net assets resulting from operations	91,200
Sales	(379,200)
Balance at September 30, 2012	$167,838,800

There was no change in unrealized appreciation of Level 3 investments held at September 30, 2012 included in the above table. In valuing Level 3 investments, the Corporation’s management considers the results of various valuation methods. Consideration is also given to corporate governance, marketability, professional appraisals of portfolio companies, company and industry results and outlooks, and general market conditions. Management then recommends a value for each investment that it considers most appropriate in light of all the information available. All of this information is subsequently presented to and discussed with the Corporation’s Board of Directors, which selects the value. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

In valuing the Plymouth Rock Level 3 investment as of September 30, 2012, management used a number of significant unobservable inputs to develop a range of possible values for the investment.  It used a comparable company approach that applied average market multiples from selected publicly traded companies to financial information from each of Plymouth Rock’s major business segments.  The market multiples used were price-to-book value, price-to-earnings and price-to-revenue.  Management also used a discounted cash flow model based on a forecasted earnings growth rate ranging from 2.5%-4% and a weighted average cost of capital of 10%.  Transactions in Plymouth Rock’s shares were also considered.  The values obtained from weighting the three methods described above (with greater weight given to the comparable company approach) were then discounted by 20% and 40% for the lack of marketability of the shares, which represent the range of rates management believes market participants would apply in estimating fair value.  The resulting range of values, together with the underlying support, other information about Plymouth Rock’s financial condition and results of operations and its industry outlook, were considered by management, which recommended a value for the investment. All of this information was subsequently considered by the Corporation’s Directors, who selected the value.

Significant increases (decreases) in the value of the price-to-book value multiple, price-to-earnings multiple, price-to-revenue multiple and earnings growth rate in isolation would result in a higher (lower) range of fair value measurements.  Significant increases (decreases) in the value of the discount for lack of marketability or weighted average cost of capital in isolation would result in a lower (higher) range of fair value measurements.

3. Restricted Securities - The Corporation from time to time invests in securities the resale of which is restricted. The Corporation does not have the right to demand registration of the restricted securities. On September 30, 2012, such investments had an aggregate value of $167,838,800, which was equal to 29.8% of the Corporation’s net assets. Investments in restricted securities at September 30, 2012, including acquisition dates and cost, were:

Company	Shares	Security	Date Acquired	Cost
AeroGroup International, Inc.	20,000	Common Stock	6/14/05	$ 11,719
The Plymouth Rock Company, Inc.	60,000	Class A Common Stock	12/15/82	1,500,000
The Plymouth Rock Company, Inc.	9,780	Class A Common Stock	6/9/84	684,586

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/    Wilmot H. Kidd

President

Date: November 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/    Wilmot H. Kidd

President

Date: November 7, 2012

By: /s/    Lawrence P. Vogel

Vice President and Treasurer

Date: November 7, 2012